Fair Value of Financial Instruments (Schedule of Assets and Liabilities Measured at Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Liabilities:
Contingent consideration in respect of acquisition	$ 3,820
Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	622	1,552
Short term investments		1,339
Fair value of derivatives	1,369	983
Total	11,367	16,546
Liabilities:
Fair value of currency conversion derivatives	713	682
Contingent consideration in respect of acquisition	3,820
Total	4,533
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	622	1,552
Short term investments		1,339
Fair value of derivatives
Total	9,998	15,563
Liabilities:
Fair value of currency conversion derivatives
Contingent consideration in respect of acquisition
Total
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities
Short term investments
Fair value of derivatives	1,369	983
Total	1,369	983
Liabilities:
Fair value of currency conversion derivatives	713	682
Contingent consideration in respect of acquisition
Total	713
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities
Short term investments
Fair value of derivatives
Total
Liabilities:
Fair value of currency conversion derivatives
Contingent consideration in respect of acquisition	3,820
Total	3,820
Corporate Debentures [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	8,953	11,014
Corporate Debentures [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	8,953	11,014
Corporate Debentures [Member] | Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities
Corporate Debentures [Member] | Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities
US Agency And Other Governmental Debentures- Current [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	423	1,658
US Agency And Other Governmental Debentures- Current [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	423	1,658
US Agency And Other Governmental Debentures- Current [Member] | Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities
US Agency And Other Governmental Debentures- Current [Member] | Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities